Share Capital, Movement in Ordinary Shares (Details) $ / shares in Units, $ in Thousands				12 Months Ended
		Nov. 29, 2024 AUD ($) $ / shares shares	Nov. 17, 2022 AUD ($) Claim shares	Jun. 30, 2025 AUD ($) shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Oct. 29, 2019 shares
Movement in share capital [Abstract]
Balance | $				$ 795,633	$ 873,445	$ 560,621
Shares issued | $				40,000	37,399	262,448
Transaction costs associated with share issues | $				(2,055)	(120)	(9,959)
Transfers and other movements | $				10,374	24,382	72,316
Balance | $				$ 475,446	795,633	873,445
Issuance of fully paid ordinary shares (in shares)							250,000,000
Number of paid ordinary shares				1
Troilus Gold [Member]
Movement in share capital [Abstract]
Number of claims | Claim			1,824
Purchase consideration | $			$ 44,500
Number of paid ordinary shares			184,331,797
Share Capital [Member]
Movement in share capital [Abstract]
Balance | $				$ 795,773	756,744	504,255
Shares issued | $				40,000	37,399	262,448
Transaction costs associated with share issues | $				(2,055)	(120)	(9,959)
Transfers and other movements | $				0	1,750	0
Balance | $				$ 833,718	$ 795,773	$ 756,744
Ordinary Shares [Member]
Movement in fully paid ordinary shares [Abstract]
Number of shares at the beginning of the financial year (in shares)				10,293,296,014	10,039,138,024	8,246,752,670
Shares issued (in shares)	[1]			1,250,000,000	244,157,990	1,792,385,354
Shares purchased by Employee Share Plan Trustee (in shares)	[2]			(250,000,000)	0	0
Employee share awards vested (in shares)				0	0	0
Movement in treasury shares under Employee Share Plans (in shares)				250,000,000	0	0
Transfers and other movements (in shares)				0	10,000,000	0
Number of shares at the ending of the financial year (in shares)				11,543,296,014	10,293,296,014	10,039,138,024
Comprising [Abstract]
Shares held by the public (in shares)				11,293,296,014	10,293,296,014	10,039,138,024
Treasury shares (in shares)				250,000,000	0	0
Movement in share capital [Abstract]
Issuance of fully paid ordinary shares (in shares)		1,250,000,000
Share issued price (in dollars per share) | $ / shares		$ 0.032
Gross proceeds from issuance of shares | $		$ 40,000
Number of shares pledged as collateral (in shares)							250,000,000

[1]	On 29 November 2024, the Group completed a fully underwritten placement to institutional investors, resulting in the issuance of 1,250,000,000 fully paid ordinary shares at an issue price of $0.032 per share for aggregate gross proceeds of $40.0 million.
[2]	On 29 October 2019, the Company entered into an At-the-Market Subscription Agreement (ATM) (previously referred to as a Controlled Placement Agreement) with Acuity Capital. As security for the ATM, Acuity Capital held 250,000,000 ordinary fully paid shares in the Company (“Collateral Shares”). On 6 January 2025, the Group announced the termination of the ATM, with the Collateral Shares transferred at zero cost from Acuity Capital to the Company’s Employee Share Plan Trustee, where they will be held to meet the future vesting of employee share awards.